INTERIM CONDENSED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities
Net Loss For The Year	$ (1,907,750)	$ (396,276)	$ (77,202)	$ (923,180)
Items Not Affecting Cash
Accretion expense on convertible debts	66,132	71,725	0	168,638
Amortization	1,562	0
Financing fees	0	26,965	0	26,966
Interest On Short Term Debt	4,962	0	0	8,567
Shares Issued For Services	132,757	25,000	18,000	74,938
Gain On Extinguishment Of Convertible Debts			0	(36,731)
Shares based compensation	386,449
Loss On Settlement Of Convertible Debts			0	97,489
Changes In Non-cash Working Capital Items:
Accounts receivable	300	(1,000)	(150)	(1,300)
Prepaid expenses	70,057	0	0	(38,400)
Accounts Payable And Accrued Liabilities	8,265	16,336	12,304	45,956
Due To Related Parties			1,358	(1,358)
NET CASH USED IN OPERATING ACTIVITIES	(1,237,266)	(258,608)	(45,690)	(578,415)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of computer equipment	(4,501)	0
Acquisition of software	(243,650)	(39,250)	(18,250)	(54,250)
NET CASH USED IN INVESTING ACTIVITIES	(248,151)	(39,250)	(18,250)	(54,250)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds From Shares Issued	1,425,202	74,000	145,812	1,149,798
Proceeds From Issuance Of Convertible Debt	0	260,000	0	300,000
Repayment Of Convertible Debt			0	(312,240)
Convertible Debt Issuance Costs	0	(28,250)	0	(28,250)
Collection Of Subscription Receivable			0	24,500
Net Cash Provided By Financing Activities	1,425,202	322,250	145,812	1,133,808
Net Increase In Cash	(60,215)	24,392	81,872	501,143	$ 81,872
CASH AT BEGINNING OF THE PERIOD	583,015	81,872	0	81,872
CASH AT END OF THE PERIOD	522,800	106,264	81,872	583,015	81,872
Non-cash Investing And Financing Activities:
Software included in accounts payable and accrued liabilities	0	5,000	3,250	0
Shares Issued Included In Subscriptions Receivable			24,500	10,500
Shares Issued For Prepaid Expenses	94,693	0	0	75,062
Shares Issued For Settlement Of Debt			0	38,500
Shares Issued With Convertible Debts	0	33,000	0	33,000	0
Collection of subscription receivable	0	16,500
Equity Portion Of Convertible Debts	0	124,453	0	10,167	0
Warrants Issued With Convertible Debt	$ 0	$ 88,818	$ 0	$ 158,651	$ 0